UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income(loss)	$ (33,649,881)	¥ (229,185,974)	¥ 31,736,118
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation and amortization	5,741	39,099	164,749
(Reversal)/Allowance of credit loss of accounts receivables and other receivables	667,730	4,547,840	(4,874,917)
(Reversal)/Write off of prepaid service fee	6,733	45,857	(22,149)
Deferred tax expense	21,524	146,597
Loss on disposal of property and equipment	1,655	11,274
Amortization of operating lease right-of-use assets	55,780	379,914	544,125
Loss from short term investment-unrealized and realized	33,988,272	231,490,719	28,062,023
Change in operating assets and liabilities:
Accounts receivables	2,659,464	18,113,345	196,082
Prepaid services fees	(1,588,927)	(10,822,025)	(956,247)
Other receivables and prepaid expenses	(4,259,236)	(29,009,232)	4,893,635
Accounts payable	(827,436)	(5,635,587)	(2,412,914)
Advance from customers	3,836,057	26,127,000	(974,415)
Other payables and accrued liabilities	(131,227)	(893,773)	(120,833)
Operating lease liabilities	(62,155)	(423,334)	(529,788)
Taxes payable	391,714	2,667,926	2,264,562
Net cash provided by operating activities	1,115,808	7,599,646	57,970,031
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of short term investments			(389,427,840)
Proceeds from disposal of short-term investments	5,705,789	38,861,561	38,051,617
Net cash (used in)/provided by investing activities	5,705,789	38,861,561	(351,376,223)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank borrowings	3,670,587	25,000,000	25,000,000
Repayments of bank borrowings	(3,670,587)	(25,000,000)	(10,000,000)
Issuance of convertible debts			1,064,213,504
Net cash provided by financing activities			1,079,213,504
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS	(6,778,344)	(46,166,620)	(8,360,753)
CHANGE IN CASH, CASH EQUIVALENTS	43,252	294,587	777,446,559
CASH, CASH EQUIVALENTS, beginning of period	180,443,658	1,228,983,711	1,035,932,786
CASH, CASH EQUIVALENTS, end of period	180,486,910	1,229,278,298	1,813,379,345
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	490	3,337	11,613
Cash paid for interest	59,477	405,092	759,480
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	100,761	686,272	467,308
Shares converted from convertible notes payable			¥ 1,213,304,370